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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: September 30, 1999 Check here if Amendment [ ]; Amendment Number:__________________

                        This Amendment (Check only one.):
                              [ ]  is a restatement.
                              [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             White Rock Capital Management, L.P.
Address:          3131 Turtle Creek Boulevard , Suite 800
                  Dallas, Texas 75219

Form 13F File Number:  28-7520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Thomas U. Barton
Title:             President of White Rock Capital, Inc., the general partner of the Institutional Investment Manager
Phone:             (214) 526-1465

Signature, Place, and Date of Signing:

/S/ THOMAS U. BARTON
______________________________________
[Signature]

Dallas, Texas
______________________________________
[City, State]

November 11, 1999
______________________________________
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         20

Form 13F Information Table Value Total:

         $262,437   (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         NONE

                                            FORM 13F INFORMATION TABLE


                                                         Value                     Put/  Investment   Other           Voting
                                                                                                                    Authority
Name of Issuer                    Title of    CUSIP     (x$1000)   Shrs or  SH/PRN Call  Discretion  Managers   Sole   Shared   None
--------------                    --------    -----     --------   -------- ------ ----  ----------  --------   ----   ------   ----
                                   Class                           prn amt
                                   -----                           -------

Acacia Research Corp.               COM     003881109    2,428     150,000    SH           SOLE                150,000
Aironet Wireless Communication      COM     00943A107    3,675     175,000    SH           SOLE                175,000
C-COR.net Corp.                     COM     125010108    1,701      56,000    SH           SOLE                 56,000
Concurrent Computer                 COM     206710204   23,319   3,423,000    SH           SOLE              3,423,000
Corel Corp.                         COM     21868Q109      741     100,000    SH           SOLE                100,000
Customtracks Corp.                  COM     232046102   44,363   1,497,500    SH           SOLE              1,497,500
Diversinet Corp.                    COM     25536K204    7,131     700,000    SH           SOLE                700,000
First Sierra Financial, Inc.        COM     335944104    6,412     600,000    SH           SOLE                600,000
Hain Food Group                     COM     405219106   82,618   3,338,100    SH           SOLE              3,338,100
Headway Corporate Resources         COM     422101105    5,073   1,127,400    SH           SOLE              1,127,400
IGEN International, Inc.            COM     449536101   50,286   2,016,500    SH           SOLE              2,016,500
InterCept Group, Inc.               COM     45845L107    1,942     105,000    SH           SOLE                105,000
Pegasus Systems, Inc.               COM     705906105   14,257     380,200    SH           SOLE                380,200
PictureTel Corporation              COM     720035302    2,839     668,000    SH           SOLE                668,000
SoftNet Systems, Inc.               COM     833964109    3,912     160,500    SH           SOLE                160,500
Tyler Technologies, Inc.            COM     902252105    4,437   1,000,000    SH           SOLE              1,000,000
WRP Corporation                     COM     929317105    1,935     553,000    SH           SOLE                553,000
WebFinancial Corp.                  COM     94767P100    1,529     218,500    SH           SOLE                218,500
WebFinancial Corp.-Warrants         COM     94767P118       59     100,000    SH           SOLE                100,000
ZipLink, Inc.                       COM     989741103    3,780     360,000    SH           SOLE                360,000
